Asset Retirement Obligations (Table)	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Asset retirement obligations
(Dollars in thousands)	2011	2010

Balance, beginning of period	$128,709	$118,742
Additional liabilities accrued	2,105	4,757
Revisions in estimated cash outflows	5,888	(1,382)
Disposition of assets	(1,323)	(2,086)
Accretion expense	8,023	8,678
Balance, end of period	$143,402	$128,709